Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2013	December 31, 2012

Raw materials	$94,021	$158,316

Work in process	88,364	179,314

Finished goods	181,458	157,856

Inventories, net	$363,843	$495,486

	December 31, 2012	December 31, 2011

Raw materials	$158,316	$167,765

Work in process	179,314	191,450

Finished goods	157,856	385,793

Inventories, net	$495,486	$745,008